SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                     OF EACH OF THE LISTED FUNDS/PORTFOLIOS:

                              ---------------------


Cash Account Trust                           DWS Global Bond Fund                        DWS RREEF Global Real Estate Securities
    Government & Agency Securities Portfolio DWS Global Opportunities Fund                   Fund
    Money Market Portfolio                   DWS Global Thematic Fund                    DWS RREEF Real Estate Securities Fund
    Tax-Exempt Portfolio                     DWS GNMA Fund                               DWS S&P 500 Index Fund
Cash Management Fund Institutional           DWS Gold & Precious Metals Fund             DWS S&P 500 Plus Fund
Cash Reserve Fund, Inc.                      DWS Growth & Income Fund                    DWS Select Alternative Allocation Fund
    Prime Series                             DWS High Income Fund                        DWS Short Duration Fund
Cash Reserves Fund Institutional             DWS High Income Plus Fund                   DWS Short Duration Plus Fund
Daily Assets Fund Institutional              DWS Inflation Protected Plus Fund           DWS Short-Term Municipal Bond Fund
DWS Alternative Asset Allocation Plus Fund   DWS International Fund                      DWS Small Cap Core Fund
DWS Balanced Fund                            DWS International Value Opportunities Fund  DWS Small Cap Growth Fund
DWS Blue Chip Fund                           DWS Large Cap Value Fund                    DWS Strategic Government Securities Fund
DWS California Tax-Free Income Fund          DWS Large Company Growth Fund               DWS Strategic Income Fund
DWS Capital Growth Fund                      DWS Latin America Equity Fund               DWS Strategic Value Fund
DWS Communications Fund                      DWS LifeCompass 2015 Fund                   DWS Target 2010 Fund
DWS Core Fixed Income Fund                   DWS LifeCompass 2020 Fund                   DWS Target 2011 Fund
DWS Core Plus Income Fund                    DWS LifeCompass 2030 Fund                   DWS Target 2012 Fund
DWS Disciplined Long/Short Growth Fund       DWS LifeCompass 2040 Fund                   DWS Target 2013 Fund
DWS Disciplined Market Neutral Fund          DWS LifeCompass Retirement Fund             DWS Target 2014 Fund
DWS Diversified International Equity Fund    DWS Massachusetts Tax Free Fund             DWS Technology Fund
DWS Dreman Mid Cap Value Fund                DWS Mid Cap Growth Fund                     DWS U.S. Bond Index Fund
DWS Dreman Small Cap Value Fund              DWS Money Market Prime Series               Investors Cash Trust
DWS EAFE(R) Equity Index Fund                DWS Money Market Series                         Treasury Portfolio
DWS Emerging Markets Equity Fund             DWS New York Tax-Free Income Fund           NY Tax Free Money Fund
DWS Emerging Markets Fixed Income Fund       DWS RREEF Global Infrastructure Fund        Tax-Exempt California Money Market Fund
DWS Equity 500 Index Fund                                                                Tax Free Money Fund Investment
DWS Europe Equity Fund

------------------------------------------------------------------------------------------------------------------------------------

The following information replaces similar disclosure under the "Investment Policies and Techniques" section of each Fund's/Portfolio's Statements of Additional Information:

Cash Management Vehicles. The Fund/Portfolio may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, amounts held to cover the Fund's/Portfolio's open futures and other derivatives positions, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. The Fund/Portfolio may use Uninvested Cash to purchase shares of affiliated money market funds for which the Advisor may act as investment advisor now or in the future that are registered under the Investment Company Act of 1940 (the "1940 Act") or that operate in accordance with Rule 2a-7 under the 1940 Act but are excluded from the definition of "investment company" under Section 3(c)(1) or 3(c)(7) of the 1940 Act.



               Please Retain This Supplement for Future Reference

October 1, 2009